Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56241
Registrant Name	Cresco Labs Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2833
Entity Tax Identification Number	98-1505364
Entity Address, Address Line One	600 W Fulton St Suite 800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	929-0993
Title of 12(g) Security	Subordinate Voting Shares, no par value
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001832928
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
Special Subordinate Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	158,940,757
Subordinate Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	331,490,358
Proportionate Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	85,534
Super Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	500,000
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	600 W Fulton St Suite 800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	929-0993
Contact Personnel Name	Cresco Labs Inc.